Accrued Maintenance Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability at beginning of period	$ 3,194,365	$ 466,293
ILFC Transaction		2,575,118
GFL Transaction		(88,523)
Maintenance payments received	776,488	561,558
Maintenance payments returned	(558,477)	(286,041)
Release to income upon redelivery	(243,809)	(92,296)	$ 9,900
Release to income upon sale	(49,077)
Lessor contribution and top ups	18,403	5,570
Interest accretion	47,901	52,686
Accrued maintenance liability at end of period	$ 3,185,794	$ 3,194,365	$ 466,293